Schedule of Contractual Maturities of Mortgage Loans (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Loan	Dec. 31, 2018 USD ($)
Mortgage Loans on Real Estate [Line Items]
Number of loans | Loan	97
Carrying value, maturing in 2020 | $	$ 7,235
Carrying value, maturing in 2021 | $	57,821
Carrying value, maturing in 2022 | $	61,004
Carrying value, maturing in 2023 | $	111,481
Carrying value, maturing in Thereafter | $	495,717
Carrying value, Total | $	$ 733,258	$ 696,062
Percentage of mortgage loan portfolio carrying value	100.00%	100.00%
2020
Mortgage Loans on Real Estate [Line Items]
Number of loans | Loan	2
Percentage of mortgage loan portfolio carrying value	1.00%
2021
Mortgage Loans on Real Estate [Line Items]
Number of loans | Loan	9
Percentage of mortgage loan portfolio carrying value	7.90%
2022
Mortgage Loans on Real Estate [Line Items]
Number of loans | Loan	10
Percentage of mortgage loan portfolio carrying value	8.30%
2023
Mortgage Loans on Real Estate [Line Items]
Number of loans | Loan	14
Percentage of mortgage loan portfolio carrying value	15.20%
Thereafter
Mortgage Loans on Real Estate [Line Items]
Number of loans | Loan	62
Percentage of mortgage loan portfolio carrying value	67.60%